SHARE-BASED COMPENSATION - Information Related to Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	4,690,079	5,100,000	4,700,000
Weighted average remaining contractual life	3 years 1 month 6 days
Weighted average exercise price (C$/share)	$ 4.86	$ 4.82	$ 4.91
1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	2,900,000
Weighted average remaining contractual life	4 years
Weighted average exercise price (C$/share)	$ 4.17
5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	1,800,000
Weighted average remaining contractual life	1 year 7 months 6 days
Weighted average exercise price (C$/share)	$ 5.96
Bottom of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	1.01
Bottom of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.01
Top of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.00
Top of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	$ 10.00